UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Teleos Management, L.L.C.
           --------------------------------------------------
Address:   55 Railroad Avenue, 2nd Floor
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28- 7608
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Gressel
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     203-629-6565
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Daniel Gressel          Greenwich, Connecticut       08/10/01
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            52
                                               -------------

Form 13F Information Table Value Total:           $48,431
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE


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
                           Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ADVANCED MARKETING SVCS INC       COM            00753T105     335     14305  SH       SOLE                  14305     0        0
-----------------------------------------------------------------------------------------------------------------------------------
ADC TELECOMMUNICATIONS            COM            000886101     660     100000 SH       SOLE                 100000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MARKETING SVCS INC       COM            00753T105     423      20272 SH       SOLE                  20272     0        0
-----------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP             OPTIONS - CALLS   0325110GK    1617      30000 SH  CALL SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
APACHE CORP                    OPTIONS - CALLS   0374110HJ    1523      30000 SH  CALL SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
AT HOME CORP                   SUB NY CV4.75%06  045919AF4      32     100000 SH       SOLE                 100000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
AVANEX CORP                       COM            05348W109     388      40000 SH       SOLE                  40000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION       COM            060505104     318       5300 SH       SOLE                   5300     0        0
-----------------------------------------------------------------------------------------------------------------------------------
BAXTER INTL  INC                  COM            071813109     263       5200 SH       SOLE                   5200     0        0
-----------------------------------------------------------------------------------------------------------------------------------
BMC SOFTWARE INC                  COM            055921100     361      16000 SH       SOLE                  16000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
BMC SOFTWARE INC                OPTIONS - PUTS   055921HSE     676      30000 SH  PUT  SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CASH AMER INTL INC                COM            14754D100    7551     888400 SH       SOLE                 888400     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP            COM            165167107     680     100000 SH       SOLE                 100000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                     COM            172967101     201       3800 SH       SOLE                   3800     0        0
-----------------------------------------------------------------------------------------------------------------------------------

CITIGROUP INC                  OPTIONS - PUTS    172967ASJ    2114      40000 SH  PUT  SOLE                  40000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                  OPTIONS - PUTS    172967ATJ    1585      30000 SH  PUT  SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
COMMSCOPE INC                     COM            203372107     705      30000 SH       SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
COMMSCOPE INC                  OPTIONS - PUTS    2033720SE     705      30000 SH  PUT  SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CONCURRENT COMPUTER CORP NEW      COM            206710204     441      63000 SH       SOLE                  63000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CONVERSE INC DEL               SUB NT CONV 7%04  212540AA6       0      10500 SH       SOLE                  10500     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CRESTLINE CAP CORP                COM            226153104     777      25000 SH       SOLE                  25000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP                 COM            25179M103    1575      30000 SH       SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP              OPTIONS - CALLS   25179M0GK    1575      30000 SH  CALL SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP              OPTIONS - CALLS   25179M0GM    1575      30000 SH  CALL SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP              OPTIONS - CALLS   25179M0HJ    1050      20000 SH  CALL SOLE                  20000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP              OPTIONS - CALLS   25179M0JL    1575      30000 SH  CALL SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
EXODUS COMMUNICATION INC          COM            302088109     206     100000 SH       SOLE                 100000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
FLUOR CORP NEW                    COM            343412102     384       8500 SH       SOLE                   8500     0        0
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GENERAL ELEC CO                   COM            369604103     380       7800 SH       SOLE                   7800     0        0
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL LT TELECOMMUNICATIONS      COM            37934X100    1717     770000 SH       SOLE                 770000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
GOODYEAR TIRE & RUBR CO           COM            382550101     204       7300 SH       SOLE                   7300     0        0
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GSE SYS INC                       COM            36227K106     101      50900 SH       SOLE                  50900     0        0
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HARLEY DAVIDSON INC            OPTIONS - PUTS    4128220SI    1883      40000 SH  PUT  SOLE                  40000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC             OPTIONS - CALLS   4385161GH    1750      50000 SH  CALL SOLE                  50000     0        0
-----------------------------------------------------------------------------------------------------------------------------------

IBIS TECHNOLOGY CORP              COM            450909106     607      55000 SH       SOLE                  55000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
IBIS TECHNOLOGY CORP           OPTIONS - CALLS   4509090JC     331      30000 SH  CALL SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                     OPTIONS - PUTS    4581400SF    1170      40000 SH  PUT  SOLE                  40000     0        0
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KOHLS CORP                     OPTIONS - PUTS    5002550TL    1568      25000 SH  PUT  SOLE                  25000     0        0
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KOHLS CORP                     OPTIONS - PUTS    5002550TM    1255      20000 SH  PUT  SOLE                  20000     0        0
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LUCENT TECHNOLOGIES INC        OPTIONS - CALLS   5494634GB     373      60000 SH  CALL SOLE                  60000     0        0
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MICROSOFT CORP                    COM            594918104     212       2900 SH       SOLE                   2900     0        0
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NETRADIO CORP                     COM NEW        64114E207      79      75553 SH       SOLE                  75553     0        0
-----------------------------------------------------------------------------------------------------------------------------------
NEXTEL COMMUNICATIONS INC      OPTIONS - CALLS   65332V0GC     700      40000 SH  CALL SOLE                  40000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
PATTERSON UTI ENERGY INC       OPTIONS - CALLS   7034811GE     536      30000 SH  CALL SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
RADIOSHACK CORP                   COM            750438103     915      30000 SH       SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
RADIOSHACK CORP                OPTIONS - CALLS   7504381JF    1220      40000 SH  CALL SOLE                  40000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
TRANSMETA CORP DEL                COM            89376R109     558     100000 SH       SOLE                 100000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
UNION PLANTERS CORP               COM            908068109     301       6900 SH       SOLE                   6900     0        0
-----------------------------------------------------------------------------------------------------------------------------------
UNOCAL CORP                    OPTIONS - CALLS   9152890GH     683      20000 SH  CALL SOLE                  20000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS            COM            92343V104     235       4400 SH       SOLE                   4400     0        0
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW           OPTIONS - PUTS    9497460TI    1393      30000 SH  PUT  SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
WMS INDS INC                   OPTIONS - PUTS    9292970VF     965      30000 SH  PUT  SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------

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